Summary of Liabilities for Guarantees (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	$ 22,562	[1]	$ 33,216	[2]
Less reinsurance recoverables	12,615		24,822
Net balance	9,947		8,394
Incurred guarantee benefits	5,185		1,553
Paid guarantee benefits	0		0
Net change	5,185		1,553
Net balance	15,132		9,947
Plus reinsurance recoverables	10,541		12,615
Gross balance	25,673	[3]	22,562	[1]
Liability for guarantees related to death benefits and interest-sensitive life products
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	11,619	[1]	10,463	[2]
Less reinsurance recoverables	1,680		2,077
Net balance	9,939		8,386
Incurred guarantee benefits	5,189		1,553
Paid guarantee benefits	0		0
Net change	5,189		1,553
Net balance	15,128		9,939
Plus reinsurance recoverables	1,725		1,680
Gross balance	16,853	[3]	11,619	[1]
Liability for guarantees related to income benefits
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	2,341	[1]	5,174	[2]
Less reinsurance recoverables	2,333		5,166
Net balance	8		8
Incurred guarantee benefits	(4)
Paid guarantee benefits	0		0
Net change	(4)
Net balance	4		8
Plus reinsurance recoverables	2,171		2,333
Gross balance	2,175	[3]	2,341	[1]
Liability for guarantees related to accumulation and withdrawal benefits
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	8,602	[1]	17,579	[2]
Less reinsurance recoverables	8,602		17,579
Paid guarantee benefits	0		0
Plus reinsurance recoverables	6,645		8,602
Gross balance	$ 6,645	[3]	$ 8,602	[1]

[1]	Included in the total liability balance as of December 31, 2013 are reserves for variable annuity death benefits of $1.7 million, variable annuity income benefits of $2.3 million, variable annuity accumulation benefits of $7.9 million, variable annuity withdrawal benefits of $1.0 million and other guarantees of $9.9 million.
[2]	Included in the total liability balance as of December 31, 2012 are reserves for variable annuity death benefits of $2.1 million, variable annuity income benefits of $5.2 million, variable annuity accumulation benefits of $15.5 million, variable annuity withdrawal benefits of $2.1 million and other guarantees of 8.4 million.
[3]	Included in the total liability balance as of December 31, 2014 are reserves for variable annuity death benefits of $1.7 million, variable annuity income benefits of $2.2 million, variable annuity accumulation benefits of $6.0 million, variable annuity withdrawal benefits of $1.0 million and other guarantees of $15.1 million.